Equity - Additional Information (Detail) - CAD ($)			3 Months Ended
	Feb. 26, 2019	Dec. 31, 2018	Jan. 31, 2019
BMO Capital Trust II [member] | Tier 1 Notes- Series A [member]
Disclosure of classes of share capital [line items]
Issued and outstanding redemption amount		$ 1,000
Redemption of capital trust securities		$ 450,000,000
Normal course issuer bid [member]
Disclosure of classes of share capital [line items]
Shares repurchased for cancellation			1,000,000
Normal course issuer bid [member] | Potential ordinary share transactions [member] | Top of range [member]
Disclosure of classes of share capital [line items]
Purchase of common shares for cancellation	15,000,000